Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Summary of significant accounting policies
Schedule of estimated useful lives for significant property and equipment

Buildings	20 years
Machinery and equipment	5 - 10 years
Transportation equipment	4 - 5 years
Office equipment	4 - 5 years
Electronic equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets

Estimated Useful Life
Licenses and permits	Indefinite
Software	5 - 10 years
Land use right	50 years
Patents	10 years

Schedule of currency exchange rates that were used in creating the consolidated financial statements

	Six months ended June 30, 2022		Six months ended June 30, 2021		December 31, 2021
US$:RMB exchange rate	Period End	$0.1493	Period End	$0.1549	Period End	$0.1569
	Average	$0.1543	Average	$0.1546	Average	$0.1550